Consolidated statement of income R$ in Thousands	12 Months Ended
	Dec. 31, 2021 BRL (R$) R$ / shares	Dec. 31, 2020 BRL (R$) R$ / shares	Dec. 31, 2019 BRL (R$) R$ / shares
Profit or Loss
Revenue from transaction activities and other services	R$ 6,784,806	R$ 4,508,719	R$ 3,376,068
Revenue from sales	0	0	174,226
Financial income	3,514,425	2,177,360	2,030,511
Other financial income	149,491	128,594	126,404
Total revenue and income	10,448,722	6,814,673	5,707,209
Cost of sales and services	(5,775,895)	(3,772,298)	(2,762,087)
Selling expenses	(1,523,908)	(617,463)	(565,170)
Administrative expenses	(877,559)	(563,893)	(427,366)
Financial expenses	(790,635)	(109,232)	(38,138)
Other income (expenses), net	7,302	22,904	(1,909)
Profit before income taxes	1,488,027	1,774,691	1,912,539
Current income tax and social contribution	(119,801)	(62,840)	(24,471)
Deferred income tax and social contribution	(201,942)	(419,551)	(521,043)
Income tax and social contribution	(321,743)	(482,391)	(545,514)
Net income for the year	1,166,284	1,292,300	1,367,025
Attributable to:
Equity holders of the parent	1,166,102	1,291,658	1,365,597
Non-controlling interests	R$ 182	R$ 642	R$ 1,428
Basic earnings per common share - R$ | R$ / shares	R$ 3.5303	R$ 3.9225	R$ 4.1613
Diluted earnings per common share - R$ | (per share)	R$ 3.5105	R$ 3.9163	R$ 4.1475